Financial Instruments - Disclosure of Foreign Currency Sensitivity Analysis - (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 ARS ($)
In US Dollars [member]
Disclosure foreign currency sensitivity analysis [line items]
Loss for the year	$ 1,299,509
Decrease in of shareholders' equity	1,299,509
In Euro [member]
Disclosure foreign currency sensitivity analysis [line items]
Loss for the year	404,074
Decrease in of shareholders' equity	$ 404,074